Annual Total Returns [BarChart] - AZL Fidelity Institutional Asset Management Total Bond Fund - Class 2	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	(2.20%)
Annual Return 2014	5.37%
Annual Return 2015	(0.89%)
Annual Return 2016	5.51%
Annual Return 2017	4.28%
Annual Return 2018	(1.25%)
Annual Return 2019	10.28%
Annual Return 2020	8.84%